Trade payables - Schedule of Trade Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Trade payables - Schedule of Trade Payables (Details) [Line Items]
Trade payables	¥ 230,832	$ 33,009	¥ 104,224
Aggregate continuing and discontinued operations [member]
Trade payables - Schedule of Trade Payables (Details) [Line Items]
Payables for charging services	216,132		73,559
Payables for energy solutions	21,612		68,331
Trade payables	237,744		141,890
Disposal groups classified as held for sale [member]
Trade payables - Schedule of Trade Payables (Details) [Line Items]
Trade payables	¥ 6,912		¥ 37,666